Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000035161 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000035161 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000035161 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000035161 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000035161 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035161 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035163 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000035163 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000035163 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000035163 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000035163 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035164 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000035164 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000035164 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000035164 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000035164 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016691 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000016691 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000016691 | Certificates of Deposit and Bank Notes
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016691 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016691 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000016691 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%